Unaudited Interim Condensed Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Share premium reserve	Treasury shares	Capital reserve	Fair value reserve	Retained earnings	Non-Controlling Interest	Total
Balance at Dec. 31, 2024	R$ 1,406,563			R$ 22,610	R$ 224,633	R$ 155,281	R$ 1,763,867
Share capital increase	1,183,371						1,183,371
Corporate reorganization					(168,102)	(191,898)	(360,000)
Share-based long-term incentive plan - (LTIP)			131,325				131,325
Fair value of financial assets at fair value through other comprehensive income				44,557		6,391	50,948
Deferred income tax				(20,013)		(2,776)	(22,789)
Reclassification of fair value adjustments to profit or loss				1,573		13	1,586
Profit for the period					1,091,487	50,119	1,141,606
Balance at Dec. 31, 2025	2,589,934		131,325	3,507	1,148,018	17,130	3,889,914
Share capital increase	2,116,731				1,758	1,512	2,120,001
Repurchase of treasury shares		(260)	260
IPO cost	(84,018)						(84,018)
Share-based long-term incentive plan - (LTIP)			4,566				4,566
Fair value of financial assets at fair value through other comprehensive income				602		2	604
Deferred income tax				(268)		(1)	(269)
Reclassification of fair value adjustments to profit or loss				(21)			(21)
Profit for the period					151,430	307	151,737
Balance at Mar. 31, 2026	R$ 4,622,647	R$ (260)	R$ 136,151	R$ 3,820	R$ 1,301,206	R$ 18,950	R$ 6,082,514